Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost Basis	$ 199,125	$ 183,945
Gross Unrealized Gains	2,680	7,396
Gross Unrealized Losses	(7,509)	(3,866)
Estimated Fair Value	194,296	187,475
US Government-sponsored Enterprises Debt Securities [Member]
Cost Basis	18,997	23,009
Gross Unrealized Gains	0	94
Gross Unrealized Losses	(637)	(7)
Estimated Fair Value	18,360	23,096
Collateralized Mortgage Backed Securities [Member]
Cost Basis	101,056	96,782
Gross Unrealized Gains	1,181	3,147
Gross Unrealized Losses	(1,922)	(15)
Estimated Fair Value	100,315	99,914
Collateralized Debt Obligations [Member]
Cost Basis	5,208	5,208
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3,240)	(3,816)
Estimated Fair Value	1,968	1,392
Municipal Bonds [Member]
Cost Basis	73,864	58,946
Gross Unrealized Gains	1,499	4,155
Gross Unrealized Losses	(1,710)	(28)
Estimated Fair Value	$ 73,653	$ 63,073